Investments: Realized Gain (Loss) on Investments (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Debt Securities, Gross gains on sales	$ 58	$ 4,319	$ 119	$ 245
Debt Securities, Net realized investment gains	$ 58	$ 4,319	$ 119	$ 245